CRYPTO ASSETS HELD, NET (Details - Rollforward) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2025 USD ($) Integer		Mar. 31, 2024 USD ($) Integer		Dec. 31, 2024 USD ($) Integer		Dec. 31, 2023 USD ($) Integer
Crypto Asset, Holding [Line Items]
Crypto asset, beginning | $		$ 1,241		$ 421		$ 421
Crypto asset, ending | $		$ 1,612				$ 1,241		$ 421
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity, beginning | Integer		11	[1]	9	[1]	9	[1]	16	[2]
Crypto asset, beginning | $		$ 1,051		$ 399	[2]	$ 399	[2]	$ 290
Quantity purchases | Integer		588,000	[1]	1,210,000	[1]	3,540	[2]	5,163	[2]
Purchases | $		$ 55,858		$ 63,549		$ 220,488		$ 152,046
Quantity cost of sales | Integer		(570,000)	[1]	(1,158,000)	[1]	(3,423)	[2]	(4,942)	[2]
Cost of sales | $		$ (54,348)		$ (60,946)		$ (212,343)		$ (144,691)
Quantity impairment on crypto assets | Integer				0	[1]	0	[2]	0	[2]
Impairment on crypto assets | $		$ (46)		$ (126)		$ (1,779)		$ (436)
Quantity crypto assets used for expenses | Integer		0	[1]	(51,000)	[1]	(83)	[2]	(204)	[2]
Crypto assets used for expenses | $		$ (64)		$ (2,208)		$ (3,680)		$ (6,347)
Quantity crypto assets used for other payments | Integer		(2,000)	[1]	(3,000)	[1]	(28)	[2]	(6)	[2]
Crypto assets used for other payments | $		$ (178)		$ (185)		$ (1,853)		$ (218)
Quantity ending | Integer	[1]	17		7		11		9
Crypto asset, ending | $		$ 1,372		$ 483	[1]	$ 1,051		$ 399	[2]
Ouantity unrealized loss on crypto assets | Integer	[1]	0
Quantity crypto assets used for capital expenditure | Integer		(10,000)	[1]			(4)	[2]	(12)	[2]
Crypto assets used for capital expenditure | $		$ (901)				$ (181)		$ (248)
Quantity change in bitcoin held on behalf of certain customers | Integer	[2]							(6)
Change in bitcoin held on behalf of certain customers | $								$ 3
Tether [Member]
Crypto Asset, Holding [Line Items]
Quantity, beginning | Integer		190,000	[1]	22,000	[1]	22,000	[1]	75,000	[2]
Crypto asset, beginning | $		$ 190		$ 22	[2]	$ 22	[2]	$ 75
Quantity purchases | Integer		143,000,000	[1]	887,000,000	[1]	2,548,000	[2]	2,155,000	[2]
Purchases | $		$ 143		$ 887		$ 2,548		$ 2,155
Quantity cost of sales | Integer		(93,000,000)	[1]	(522,000,000)	[1]	(2,380,000)	[2]	(1,391,000)	[2]
Cost of sales | $		$ (93)		$ (522)		$ (2,380)		$ (1,391)
Quantity impairment on crypto assets | Integer				0	[1]	0	[2]	(4,000)	[2]
Impairment on crypto assets | $		$ 0		$ 0		$ 0		$ (4)
Quantity crypto assets used for expenses | Integer		0	[1]	(3,000,000)	[1]	0	[2]	0	[2]
Crypto assets used for expenses | $		$ 0		$ (3)		$ 0		$ 0
Quantity crypto assets used for other payments | Integer		0	[1]		[1]	0	[2]	(813,000)	[2]
Crypto assets used for other payments | $		$ 0		$ 0		$ 0		$ (813)
Quantity ending | Integer	[1]	240,000		384,000		190,000		22,000
Crypto asset, ending | $		$ 240		$ 384	[1]	$ 190		$ 22	[2]
Ouantity unrealized loss on crypto assets | Integer	[1]	0
Quantity crypto assets used for capital expenditure | Integer		0	[1]			0	[2]	0	[2]
Crypto assets used for capital expenditure | $		$ 0				$ 0		$ 0
Quantity change in bitcoin held on behalf of certain customers | Integer	[2]							0
Change in bitcoin held on behalf of certain customers | $								$ 0

[1]	Rounded off to the nearest whole number
[2]	Rounded off to the nearest whole number